Putnam Ultra Short Duration Income Fund
The fund's portfolio
10/31/21 (Unaudited)

CORPORATE BONDS AND NOTES (56.2%)(a)
	Principal amount	Value
Banking (31.8%)
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.87%), 1.001%, 11/23/21 (Australia)	$3,000,000	$3,001,390
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 0.621%, 11/21/22 (Australia)	24,180,000	24,281,328
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 0.875%, 9/18/23 (Spain)	28,200,000	28,247,132
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.56%), 1.681%, 4/11/22 (Spain)	19,870,000	19,994,843
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.12%), 1.241%, 4/12/23 (Spain)	53,074,000	53,752,555
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.09%), 1.221%, 2/23/23 (Spain)	24,000,000	24,270,571
Banco Santander SA sr. unsec. unsub. notes 3.50%, 4/11/22 (Spain)	25,349,000	25,677,722
Bank of America Corp. sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.96%), 1.084%, 7/23/24	11,340,000	11,479,151
Bank of America Corp. sr. unsec. FRN Ser. MTN, (Bloomberg 3 Month Short Term Bank Yield Index + 0.43%), 0.529%, 5/28/24	71,000,000	71,160,460
Bank of America Corp. sr. unsec. unsub. FRN 3.004%, 12/20/23	16,679,000	17,115,629
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.16%), 1.292%, 1/20/23	18,815,000	18,859,663
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.79%), 0.906%, 3/5/24	62,949,000	63,439,136
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 0.702%, 3/26/22 (Canada)	57,966,000	58,092,458
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.32%), 0.369%, 7/9/24 (Canada)	37,695,000	37,787,162
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.27%), 0.319%, 4/14/23 (Canada)	28,038,000	28,071,050
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.20%), 0.25%, 10/25/24	32,723,000	32,690,586
Bank of Nova Scotia (The) sr. unsec. FRN (Secured Overnight Funding Rate + 0.45%), 0.494%, 4/15/24 (Canada)	74,000,000	74,332,629
Bank of Nova Scotia (The) sr. unsec. notes 1.625%, 5/1/23 (Canada)	5,040,000	5,120,134
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.38%), 0.43%, 7/31/24 (Canada)	46,700,000	46,763,979
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.28%), 0.329%, 6/23/23 (Canada)	25,700,000	25,716,705
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.26%), 0.309%, 9/15/23 (Canada)	22,930,000	22,930,000
Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.62%), 0.742%, 9/19/22 (Canada)	5,096,000	5,123,536
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.092%, 7/20/23 (France)	7,635,000	7,743,844
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.41%), 0.459%, 2/4/25 (France)	70,375,000	70,495,344
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 2.125%, 11/21/22 (France)	22,009,000	22,402,598
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	35,500,000	35,219,085
Barclays PLC sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.43%), 1.555%, 2/15/23 (United Kingdom)	9,500,000	9,531,994
Barclays PLC sr. unsec. unsub. FRN 4.61%, 2/15/23 (United Kingdom)	63,388,000	64,116,182
Barclays PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.63%), 1.746%, 1/10/23 (United Kingdom)	42,803,000	42,913,897
Barclays PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.38%), 1.505%, 5/16/24 (United Kingdom)	45,440,000	46,151,470
BBVA USA sr. unsec. notes Ser. BKNT, 2.875%, 6/29/22	8,545,000	8,671,420
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	21,815,000	22,120,224
BPCE SA 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.22%), 1.351%, 5/22/22 (France)	8,035,000	8,084,897
BPCE SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.24%), 1.354%, 9/12/23 (France)	61,337,000	62,418,138
BPCE SA 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.44%), 0.489%, 2/17/22 (France)	46,500,000	46,544,032
BPCE SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.30%), 0.427%, 1/14/22 (France)	26,050,000	26,065,771
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.80%), 0.849%, 3/17/23 (Canada)	62,781,000	63,223,351
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 0.838%, 6/16/22 (Canada)	6,300,000	6,327,317
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.42%), 0.469%, 10/18/24 (Canada)	37,396,000	37,451,720
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.34%), 0.389%, 6/22/23 (Canada)	47,455,000	47,525,591
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%), 0.774%, 9/13/23 (Canada)	20,445,000	20,653,532
Capital One Bank USA NA sr. unsec. FRN 2.014%, 1/27/23	19,127,000	19,193,943
Capital One NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 1.15%), 1.279%, 1/30/23	10,735,000	10,764,483
Capital One NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.82%), 0.945%, 8/8/22	9,900,000	9,948,019
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.43%), 1.55%, 9/1/23	30,501,000	30,811,596
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 1.143%, 6/1/24	70,752,000	71,661,247
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.07%), 1.185%, 12/8/21	32,745,000	32,745,003
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.084%, 4/25/22	28,085,000	28,171,228
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.95%), 1.082%, 3/29/23	8,675,000	8,768,472
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 0.932%, 5/26/22	9,960,000	10,000,821
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.72%), 0.845%, 2/14/22	43,000,000	43,042,753
Cooperatieve Rabobank UA sr. unsec. FRN (Secured Overnight Funding Rate + 0.30%), 0.349%, 1/12/24 (Netherlands)	46,000,000	46,131,059
Cooperatieve Rabobank UA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.86%), 0.992%, 9/26/23 (Netherlands)	27,341,000	27,679,158
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.83%), 0.951%, 1/10/22 (Netherlands)	29,100,000	29,146,059
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 1.144%, 4/24/23 (United Kingdom)	65,372,000	66,194,006
Credit Agricole SA/London 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.43%), 1.551%, 1/10/22 (United Kingdom)	10,818,000	10,847,287
Credit Suisse AG/New York, NY sr. unsec. FRN (Secured Overnight Funding Rate + 0.45%), 0.499%, 2/4/22	4,520,000	4,523,752
Credit Suisse Group AG sr. unsec. FRN (Secured Overnight Funding Rate + 0.39%), 0.44%, 2/2/24	33,500,000	33,527,370
Credit Suisse Group AG sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.38%), 0.429%, 8/9/23	18,345,000	18,396,940
Credit Suisse Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.24%), 1.354%, 6/12/24 (Switzerland)	71,642,000	72,639,712
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.80%, 9/15/22 (United Kingdom)	31,294,000	32,184,197
Danske Bank A/S 144A sr. unsec. notes 5.00%, 1/12/22 (Denmark)	9,641,000	9,722,416
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.62%), 0.74%, 12/2/22 (Norway)	46,725,000	47,001,410
Federation des Caisses Desjardins du Quebec 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.43%), 0.479%, 5/21/24 (Canada)	41,990,000	42,065,582
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	7,864,000	8,203,756
ING Groep NV sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.13%, 10/2/23 (Netherlands)	68,704,000	69,774,456
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.15%), 1.282%, 3/29/22 (Netherlands)	34,003,000	34,168,084
ING Groep NV sr. unsec. unsub. notes 3.15%, 3/29/22 (Netherlands)	3,337,000	3,374,125
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.375%, 1/12/23 (Italy)	15,185,000	15,635,989
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.125%, 7/14/22 (Italy)	44,666,000	45,456,902
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.124%, 1/15/23	13,000,000	13,026,169
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 1.024%, 4/25/23	10,291,000	10,333,542
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.89%), 1.014%, 7/23/24	28,880,000	29,199,721
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.73%), 0.854%, 4/23/24	60,212,000	60,668,253
JPMorgan Chase & Co. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.58%), 0.629%, 3/16/24	13,994,000	14,041,123
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.776%, 4/25/23	11,870,000	11,998,434
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.23%), 1.354%, 10/24/23	52,951,000	53,561,492
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 0.941%, 11/22/21	9,905,000	9,909,846
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%), 0.792%, 2/1/22	40,000,000	40,065,658
KeyBank NA sr. unsec. FRN Ser. BKNT, 0.423%, 1/3/24	28,250,000	28,200,451
KeyBank NA sr. unsec. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.34%), 0.39%, 1/3/24	54,980,000	55,032,118
KeyBank NA sr. unsec. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.32%), 0.37%, 6/14/24	27,540,000	27,585,059
Lloyds Banking Group PLC sr. unsec. FRN 1.326%, 6/15/23 (United Kingdom)	44,200,000	44,400,183
Lloyds Banking Group PLC sr. unsec. unsub. FRN 2.858%, 3/17/23 (United Kingdom)	30,389,000	30,649,645
Lloyds Banking Group PLC sr. unsec. unsub. FRN 0.695%, 5/11/24 (United Kingdom)	42,392,000	42,334,565
Macquarie Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 0.578%, 11/24/21 (Australia)	33,250,000	33,258,719
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.86%), 0.985%, 7/26/23 (Japan)	46,550,000	47,117,793
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.74%), 0.86%, 3/2/23 (Japan)	16,300,000	16,430,032
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.92%), 1.051%, 2/22/22 (Japan)	23,818,000	23,876,766
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.79%), 0.914%, 7/25/22 (Japan)	24,138,000	24,251,263
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.99%), 1.111%, 7/10/24 (Japan)	17,800,000	18,003,296
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 1.061%, 2/28/22 (Japan)	45,569,000	45,689,765
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.63%), 0.759%, 5/25/24 (Japan)	36,473,000	36,689,532
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.79%), 0.906%, 3/5/23 (Japan)	13,977,000	14,110,108
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.88%), 0.994%, 9/11/22 (Japan)	52,440,000	52,801,102
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.71%), 0.834%, 11/4/21 (Australia)	27,500,000	27,501,100
National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.41%), 0.524%, 12/13/22 (Australia)	36,650,000	36,787,431
National Bank of Canada company guaranty sr. unsec. FRN 0.90%, 8/15/23 (Canada)	48,000,000	48,108,170
National Bank of Canada company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.49%), 0.539%, 8/6/24 (Canada)	36,500,000	36,601,835
Nationwide Building Society sr. unsec. FRN 3.622%, 4/26/23 (United Kingdom)	68,804,000	69,781,841
NatWest Group PLC sr. unsec. unsub. FRN 3.498%, 5/15/23 (United Kingdom)	56,615,000	57,447,983
NatWest Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.55%), 1.682%, 6/25/24 (United Kingdom)	54,317,000	55,412,756
NatWest Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.47%), 1.595%, 5/15/23 (United Kingdom)	57,732,000	58,121,723
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 1.061%, 8/30/23 (Finland)	8,522,000	8,614,801
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 0.546%, 12/9/22	48,700,000	48,720,217
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 0.453%, 2/24/23	46,065,000	46,099,884
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.36%), 0.482%, 1/17/23 (Canada)	42,500,000	42,628,751
Royal Bank of Canada sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.36%), 0.41%, 7/29/24 (Canada)	37,500,000	37,583,251
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (Secured Overnight Funding Rate + 0.34%), 0.389%, 10/7/24 (Canada)	45,925,000	45,945,207
Royal Bank of Canada sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.45%), 0.50%, 10/26/23 (Canada)	27,919,000	28,063,663
Royal Bank of Canada sr. unsec. unsub. notes (Secured Overnight Funding Rate + 0.40%), 0.449%, 8/5/22 (Canada)	27,800,000	27,855,167
Santander Holdings USA, Inc. sr. unsec. notes 4.45%, 12/3/21	23,191,000	23,257,386
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.759%, 12/12/22 (Sweden)	20,000,000	20,114,994
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 0.55%, 9/1/23 (Sweden)	23,478,000	23,412,731
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes (BBA LIBOR USD 3 Month + 0.32%), 0.44%, 9/1/23 (Sweden)	57,957,000	58,199,267
Sumitomo Mitsui Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.80%), 0.922%, 10/16/23 (Japan)	32,710,000	33,113,005
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.97%), 1.091%, 1/11/22 (Japan)	25,439,000	25,482,971
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 0.901%, 7/12/22 (Japan)	10,614,000	10,665,327
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	47,459,000	47,518,489
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.44%), 0.489%, 9/16/24 (Japan)	38,160,000	38,262,148
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.59%), 0.714%, 5/17/22	36,600,000	36,684,538
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)	17,000,000	17,020,259
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.70%), 0.816%, 3/14/22 (Sweden)	9,300,000	9,320,274
Swedbank AB 144A sr. unsec. notes 1.30%, 6/2/23 (Sweden)	19,500,000	19,685,855
Swedbank AB 144A sr. unsec. notes 0.60%, 9/25/23 (Sweden)	9,653,000	9,627,705
Synovus Bank sr. unsec. FRN 2.289%, 2/10/23	13,485,000	13,531,098
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.35%), 0.399%, 9/10/24 (Canada)	36,820,000	36,883,625
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.48%), 0.53%, 1/27/23 (Canada)	57,295,000	57,512,198
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.35%), 0.478%, 7/22/22 (Canada)	42,000,000	41,845,272
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 0.45%, 9/11/23 (Canada)	11,127,000	11,093,835
Truist Bank sr. unsec. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.73%), 0.779%, 3/9/23	38,890,000	39,187,770
Truist Bank sr. unsec. unsub. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.20%), 0.249%, 1/17/24	55,450,000	55,447,900
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 0.781%, 4/1/22	26,180,000	26,231,998
U.S. Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 0.516%, 12/9/22	47,500,000	47,671,760
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 0.571%, 5/23/22	47,990,000	48,078,767
UBS AG/London 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.36%), 0.409%, 2/9/24 (United Kingdom)	47,500,000	47,624,640
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	9,355,000	9,402,832
UBS Group AG 144A sr. unsec. FRN 2.859%, 8/15/23 (Switzerland)	46,684,000	47,490,093
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.22%), 1.351%, 5/23/23 (Switzerland)	15,030,000	15,123,801
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.075%, 8/15/23 (Switzerland)	50,313,000	50,618,229
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.53%), 1.662%, 2/1/22 (Switzerland)	20,587,000	20,657,902
UniCredit SpA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 3.90%), 4.027%, 1/14/22 (Italy)	5,902,000	5,941,548
UniCredit SpA 144A sr. unsec. notes 6.572%, 1/14/22 (Italy)	73,583,000	74,409,700
UniCredit SpA 144A sr. unsec. unsub. notes 3.75%, 4/12/22 (Italy)	68,691,000	69,631,685
US Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.64%), 0.764%, 1/24/22	13,507,000	13,518,468
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.23%), 1.359%, 10/31/23	53,206,000	53,796,068
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.11%), 1.234%, 1/24/23	25,159,000	25,221,691
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 1.024%, 5/17/23	9,100,000	9,138,984
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.85%), 0.971%, 1/11/22 (Australia)	21,400,000	21,435,089
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.39%), 0.512%, 1/13/23 (Australia)	17,300,000	17,370,732

		4,917,087,100
Basic materials (0.5%)
FMC Corp. sr. unsec. unsub. notes 3.95%, 2/1/22	11,460,000	11,489,575
Georgia-Pacific, LLC 144A sr. unsec. notes 0.625%, 5/15/24	23,275,000	23,118,331
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 4.95%, 11/15/21 (Canada)	11,900,000	11,918,647
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 0.697%, 9/15/22	14,000,000	14,011,691
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	15,600,000	15,856,933
Westlake Chemical Corp. sr. unsec. notes 0.875%, 8/15/24	4,660,000	4,659,944

		81,055,121
Capital goods (1.0%)
Caterpillar Financial Services Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.27%), 0.319%, 9/13/24	18,650,000	18,698,490
Honeywell International, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 0.495%, 8/8/22	28,000,000	28,082,515
L3Harris Technologies, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 0.866%, 3/10/23	64,900,000	65,333,599
Otis Worldwide Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 0.583%, 4/5/23	37,823,000	37,825,792

		149,940,396
Communication services (0.5%)
American Tower Corp. sr. unsec. notes 0.60%, 1/15/24(R)	21,400,000	21,210,933
AT&T, Inc. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.64%), 0.689%, 3/25/24	33,300,000	33,331,380
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.118%, 3/16/22	24,750,000	24,832,416

		79,374,729
Conglomerates (0.5%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 0.728%, 3/16/22 (Netherlands)	37,850,000	37,930,668
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.43%), 0.479%, 3/11/24 (Netherlands)	42,200,000	42,464,214

		80,394,882
Consumer cyclicals (1.8%)
7-Eleven, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 0.578%, 8/10/22	11,625,000	11,627,438
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.53%), 0.579%, 4/1/24	24,200,000	24,405,797
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.38%), 0.429%, 8/12/24	37,400,000	37,631,132
Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.90%), 1.025%, 2/15/22	14,000,000	14,032,621
Moody's Corp. sr. unsec. notes 4.50%, 9/1/22	21,085,000	21,572,300
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.29%), 0.339%, 9/13/24	47,610,000	47,740,660
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.34%), 0.389%, 10/14/22	18,500,000	18,540,885
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.33%), 0.379%, 1/11/24	55,600,000	55,741,048
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.32%), 0.369%, 4/6/23	32,700,000	32,780,442
Whirlpool Corp. sr. unsec. unsub. notes 4.70%, 6/1/22	18,328,000	18,767,894

		282,840,217
Consumer finance (2.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.68%), 0.73%, 9/29/23 (Ireland)	37,390,000	37,454,685
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 3.95%, 2/1/22 (Ireland)	17,826,000	17,923,734
Air Lease Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.35%), 0.466%, 12/15/22	46,500,000	46,506,030
Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22	5,235,000	5,247,149
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.75%), 0.868%, 8/3/23	14,155,000	14,293,577
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.774%, 2/27/23	5,901,000	5,937,610
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 0.742%, 8/1/22	2,600,000	2,610,499
American Express Co. sr. unsec. notes 2.50%, 8/1/22	9,300,000	9,425,593
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 0.751%, 5/20/22	61,545,000	61,695,794
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.42%), 0.535%, 9/8/23	19,000,000	19,118,588
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.37%), 0.498%, 5/10/23	69,262,000	69,527,959
Capital One Financial Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.066%, 3/9/22	4,355,000	4,364,754
Capital One Financial Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 0.849%, 1/30/23	39,577,000	39,805,122
Capital One Financial Corp. sr. unsec. unsub. notes 3.05%, 3/9/22	7,680,000	7,734,796
Discover Financial Services sr. unsec. unsub. notes 5.20%, 4/27/22	19,857,000	20,313,229
Synchrony Financial sr. unsec. notes 2.85%, 7/25/22	38,670,000	39,260,439

		401,219,558
Consumer staples (0.7%)
Conagra Brands, Inc. sr. unsec. unsub. notes 0.50%, 8/11/23	14,000,000	13,938,100
Constellation Brands, Inc. company guaranty sr. unsec. notes 3.20%, 2/15/23	2,480,000	2,553,557
General Mills, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.01%), 1.132%, 10/17/23	11,535,000	11,752,325
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 0.75%, 3/15/24	29,313,000	29,191,967
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	6,790,000	6,892,539
Mondelez International, Inc. company guaranty sr. unsec. sub. notes 0.625%, 7/1/22	25,500,000	25,541,358
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	13,931,000	13,811,811

		103,681,657
Energy (0.7%)
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.20%), 0.327%, 8/11/23	42,293,000	42,377,162
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.11%), 0.233%, 8/12/22	28,196,000	28,214,041
Phillips 66 company guaranty sr. unsec. unsub. notes 4.30%, 4/1/22	10,675,000	10,847,685
Plains All American Pipeline LP/PAA Finance Corp. sr. unsec. unsub. notes 3.65%, 6/1/22	26,001,000	26,254,763
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	3,723,000	3,745,979

		111,439,630
Financial (1.8%)
Macquarie Group, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.35%), 1.482%, 3/27/24 (Australia)	51,346,000	52,089,480
Macquarie Group, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 1.141%, 11/28/23 (Australia)	50,815,000	51,172,077
Nasdaq, Inc. sr. unsec. notes 0.445%, 12/21/22	14,000,000	13,982,198
Secured Forward-Backed Note 2021-05 144A sr. FRN (BBA LIBOR USD 3 Month + 0.35%), 0.482%, 6/28/22	82,500,000	82,524,750
Secured Forward-Backed Note 2021-05 144A sr. FRN (BBA LIBOR USD 3 Month + 0.30%), 0.432%, 12/28/21	52,500,000	52,505,250
Secured Forward-Backed Note 2021-05 144A sr. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 0.502%, 9/28/22	30,000,000	30,015,000

		282,288,755
Health care (2.4%)
AbbVie, Inc. sr. unsec. FRN 0.781%, 11/21/22	22,961,000	23,084,295
AbbVie, Inc. sr. unsec. FRN 0.587%, 11/19/21	37,000,000	37,004,447
AbbVie, Inc. sr. unsec. notes 3.375%, 11/14/21	9,250,000	9,257,983
AbbVie, Inc. sr. unsec. sub. notes 2.15%, 11/19/21	15,817,000	15,830,555
AstraZeneca PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.67%), 0.789%, 8/17/23 (United Kingdom)	36,320,000	36,649,267
Becton Dickinson and Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.03%), 1.148%, 6/6/22	45,451,000	45,692,939
Bristol-Myers Squibb Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 0.505%, 5/16/22	9,300,000	9,323,375
Cigna Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.89%), 1.014%, 7/15/23	64,462,000	65,151,743
Gilead Sciences, Inc. sr. unsec. notes 0.75%, 9/29/23	28,000,000	27,941,242
Stryker Corp. sr. unsec. notes 0.60%, 12/1/23	14,000,000	13,963,581
Thermo Fisher Scientific, Inc. sr. unsec. FRN (Secured Overnight Funding Rate + 0.53%), 0.579%, 10/18/24	14,025,000	14,052,798
Thermo Fisher Scientific, Inc. sr. unsec. FRN (Secured Overnight Funding Rate + 0.39%), 0.439%, 10/18/23	32,726,000	32,745,019
Thermo Fisher Scientific, Inc. sr. unsec. FRN (Secured Overnight Funding Rate + 0.35%), 0.399%, 4/18/23	46,751,000	46,720,557

		377,417,801
Insurance (4.8%)
AIG Global Funding 144A sr. unsub. FRN (Secured Overnight Funding Rate + 0.38%), 0.429%, 12/15/23	37,000,000	37,063,324
Athene Global Funding 144A FRN (Secured Overnight Funding Rate + 0.56%), 0.609%, 8/19/24	32,630,000	32,646,043
Jackson National Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.60%), 0.649%, 1/6/23	46,750,000	46,960,757
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.73%), 0.862%, 6/27/22	33,784,000	33,926,517
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. unsub. notes 4.95%, 5/1/22	4,660,000	4,756,370
MassMutual Global Funding II 144A FRN (Secured Overnight Funding Rate + 0.36%), 0.409%, 4/12/24	74,780,000	75,151,657
MassMutual Global Funding II 144A FRN (Secured Overnight Funding Rate + 0.27%), 0.319%, 10/21/24	28,116,000	28,193,628
MassMutual Global Funding II 144A notes 2.25%, 7/1/22	7,440,000	7,537,724
MET Tower Global Funding 144A FRN (Secured Overnight Funding Rate + 0.55%), 0.599%, 1/17/23	13,300,000	13,361,845
MET Tower Global Funding 144A notes 0.55%, 7/13/22	23,000,000	23,050,722
Metropolitan Life Global Funding I 144A company guaranty sr. FRN (Secured Overnight Funding Rate + 0.30%), 0.349%, 9/27/24	19,850,000	19,879,039
Metropolitan Life Global Funding I 144A FRN (Secured Overnight Funding Rate + 0.57%), 0.619%, 1/13/23	31,350,000	31,475,427
Metropolitan Life Global Funding I 144A FRN (Secured Overnight Funding Rate + 0.32%), 0.369%, 1/7/24	27,300,000	27,374,201
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	7,400,000	7,499,360
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.52%), 0.636%, 6/10/22	47,550,000	47,702,223
New York Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.36%), 0.409%, 10/21/23	9,500,000	9,532,718
New York Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.22%), 0.27%, 2/2/23	27,255,000	27,273,424
New York Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.28%), 0.41%, 1/21/22	42,000,000	42,030,653
New York Life Global Funding 144A sr. notes (BBA LIBOR USD 3 Month + 0.28%), 0.401%, 1/10/23	56,750,000	56,883,645
Northwestern Mutual Global Funding 144A FRN (Secured Overnight Funding Rate + 0.33%), 0.379%, 3/25/24	27,995,000	28,049,310
Pacific Life Global Funding II 144A company guaranty sr. notes 0.50%, 9/23/23	28,215,000	28,147,896
Pacific Life Global Funding II 144A unsec. FRN (Secured Overnight Funding Rate + 0.38%), 0.429%, 4/12/24	47,055,000	47,124,650
Principal Life Global Funding II 144A FRN (Secured Overnight Funding Rate + 0.45%), 0.499%, 4/12/24	28,000,000	28,087,864
Principal Life Global Funding II 144A FRN (Secured Overnight Funding Rate + 0.38%), 0.429%, 8/23/24	18,615,000	18,646,698
Protective Life Global Funding 144A notes 0.631%, 10/13/23	11,851,000	11,849,346

		734,205,041
Investment banking/Brokerage (3.3%)
Ares Capital Corp. sr. unsec. notes 3.625%, 1/19/22	13,057,000	13,108,139
Charles Schwab Corp. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.50%), 0.549%, 3/18/24	60,160,000	60,387,286
Deutsche Bank AG sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.23%), 1.354%, 2/27/23 (Germany)	24,430,000	24,659,346
Deutsche Bank AG sr. unsec. unsub. notes 3.30%, 11/16/22 (Germany)	5,000,000	5,132,950
Goldman Sachs Group, Inc. (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.05%), 1.166%, 6/5/23	7,263,000	7,295,903
Goldman Sachs Group, Inc. (The) sr. unsec. FRN (Secured Overnight Funding Rate + 0.58%), 0.629%, 3/8/24	65,854,000	65,942,724
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 0.881%, 2/23/23	35,149,000	35,377,809
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.00%), 0.589%, 11/17/23	19,200,000	19,230,289
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.50%), 0.549%, 9/10/24	37,185,000	37,226,475
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.49%), 0.539%, 10/21/24	18,700,000	18,697,628
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 0.481%, 1/27/23	16,920,000	16,898,935
Morgan Stanley sr. unsec. FRN Ser. MTN, 0.56%, 11/10/23	18,500,000	18,483,489
Morgan Stanley sr. unsec. FRN Ser. MTN, 0.529%, 1/25/24	23,000,000	22,951,603
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.22%), 1.345%, 5/8/24	62,439,000	63,390,567
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	28,698,000	29,911,619
TD Ameritrade Holding Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 0.556%, 11/1/21	70,400,000	70,400,000

		509,094,762
Real estate (0.2%)
Public Storage sr. unsec. FRN (Secured Overnight Funding Rate + 0.47%), 0.52%, 4/23/24	28,100,000	28,123,339

		28,123,339
Technology (0.4%)
Advanced Micro Devices, Inc. sr. unsec. unsub. notes 7.50%, 8/15/22	1,800,000	1,892,250
Analog Devices, Inc. sr. unsec. FRN (Secured Overnight Funding Rate + 0.25%), 0.299%, 10/1/24	11,205,000	11,216,387
VMware, Inc. sr. unsec. notes 2.95%, 8/21/22	27,166,000	27,621,435
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	18,765,000	18,788,744

		59,518,816
Utilities and power (3.2%)
American Electric Power Co., Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.48%), 0.612%, 11/1/23	18,500,000	18,505,769
American Electric Power Co., Inc. sr. unsec. unsub. notes 0.75%, 11/1/23	9,500,000	9,477,019
Atmos Energy Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%), 0.496%, 3/9/23	18,700,000	18,703,602
Dominion Energy, Inc. sr. unsec. unsub. FRN Ser. D, (BBA LIBOR USD 3 Month + 0.53%), 0.646%, 9/15/23	20,688,000	20,693,248
Duke Energy Corp. sr. unsec. FRN (Secured Overnight Funding Rate + 0.25%), 0.299%, 6/10/23	18,629,000	18,631,961
Duke Energy Corp. sr. unsec. unsub. notes (BBA LIBOR USD 3 Month + 0.65%), 0.764%, 3/11/22	28,667,000	28,724,853
Duke Energy Florida, LLC sr. unsec. FRN Ser. A, (BBA LIBOR USD 3 Month + 0.25%), 0.372%, 11/26/21	14,825,000	14,827,847
Duke Energy Progress, LLC sr. unsec. unsub. FRN Ser. A, (BBA LIBOR USD 3 Month + 0.18%), 0.305%, 2/18/22	19,200,000	19,196,927
Enbridge, Inc. company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.40%), 0.449%, 2/17/23 (Canada)	18,620,000	18,650,425
Enbridge, Inc. company guaranty sr. unsec. notes 0.55%, 10/4/23 (Canada)	9,341,000	9,313,436
Eversource Energy sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.25%), 0.299%, 8/15/23	18,600,000	18,569,868
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.95%, 9/1/22	8,656,000	8,830,928
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.54%), 0.589%, 3/1/23	18,700,000	18,772,929
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.40%), 0.45%, 11/3/23	61,776,000	61,811,212
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.27%), 0.401%, 2/22/23	70,700,000	70,702,770
ONEOK Partners LP company guaranty sr. unsec. unsub. notes 3.375%, 10/1/22	49,821,000	50,668,531
PPL Electric Utilities Corp. sr. FRN (Secured Overnight Funding Rate + 0.33%), 0.379%, 6/24/24	7,765,000	7,770,280
PPL Electric Utilities Corp. sr. unsub. FRN (BBA LIBOR USD 3 Month + 0.25%), 0.382%, 9/28/23	9,000,000	9,000,221
Public Service Enterprise Group, Inc. sr. unsec. unsub. notes 2.00%, 11/15/21	32,058,000	32,068,254
TransCanada PipeLines, Ltd. sr. unsec. unsub. notes 1.00%, 10/12/24 (Canada)	23,370,000	23,275,696
Xcel Energy, Inc. sr. unsec. notes 0.50%, 10/15/23	9,189,000	9,148,089

		487,343,865

Total corporate bonds and notes (cost $8,675,645,600)		$8,685,025,669

COMMERCIAL PAPER (25.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Alexandria Real Estate Equities, Inc.	0.166	11/3/21	$156,525,000	$156,521,434
Amcor Flexibles NA, Inc.	0.170	12/1/21	25,000,000	24,995,875
American Electric Power Co., Inc.	0.180	11/8/21	28,000,000	27,998,989
American Honda Finance Corp.	0.170	12/6/21	17,000,000	16,997,398
American Honda Finance Corp.	0.160	11/8/21	25,000,000	24,999,167
Arrow Electronics, Inc.	0.240	11/12/21	20,000,000	19,997,317
Arrow Electronics, Inc.	0.240	11/1/21	10,000,000	9,999,747
Arrow Electronics, Inc.	0.230	11/2/21	25,000,000	24,999,150
AT&T, Inc.	0.432	12/14/21	23,250,000	23,245,217
AT&T, Inc.	0.414	12/15/21	32,500,000	32,493,169
AT&T, Inc.	0.402	12/16/21	46,500,000	46,489,956
AT&T, Inc.	0.381	11/18/21	46,500,000	46,496,435
Autonation, Inc.	0.220	11/2/21	65,000,000	64,997,790
Autonation, Inc.	0.200	11/1/21	84,000,000	83,997,872
Avery Dennison Corp.	0.170	12/3/21	28,225,000	28,221,076
Baker Hughes Holdings, LLC	0.180	12/2/21	46,500,000	46,493,852
Cabot Corp.	0.170	11/30/21	30,000,000	29,995,973
Cabot Corp.	0.170	11/10/21	20,000,000	19,999,133
CenterPoint Energy Resources Corp.	0.180	12/6/21	18,000,000	17,997,055
CenterPoint Energy Resources Corp.	0.170	11/17/21	20,000,000	19,998,554
CenterPoint Energy, Inc.	0.160	11/15/21	25,000,000	24,998,430
CenterPoint Energy, Inc.	0.160	11/5/21	15,000,000	14,999,621
CenterPoint Energy, Inc.	0.160	11/4/21	25,000,000	24,999,458
Cigna Corp.	0.250	11/18/21	45,000,000	44,996,550
Cigna Corp.	0.250	11/17/21	35,000,000	34,997,469
Conagra Brands, Inc.	0.300	1/10/22	23,250,000	23,235,526
Conagra Brands, Inc.	0.300	1/5/22	23,250,000	23,236,781
Conagra Brands, Inc.	0.240	11/22/21	21,000,000	20,995,996
Crown Castle International Corp.	0.300	11/3/21	59,000,000	58,997,484
Crown Castle International Corp.	0.287	11/17/21	55,000,000	54,989,695
Crown Castle International Corp.	0.280	11/10/21	20,000,000	19,997,767
Danaher Corp.	0.200	11/3/21	19,000,000	18,999,657
Danaher Corp.	0.200	11/1/21	32,500,000	32,499,648
Dominion Energy, Inc.	0.200	12/1/21	23,250,000	23,246,761
Dominion Energy, Inc.	0.190	11/10/21	20,000,000	19,999,133
Dominion Energy, Inc.	0.180	11/8/21	40,450,000	40,448,539
Dominion Energy, Inc.	0.160	11/16/21	23,500,000	23,498,414
Enbridge US, Inc.	0.200	12/13/21	48,000,000	47,990,400
Enbridge US, Inc.	0.200	12/7/21	33,000,000	32,994,423
Enbridge US, Inc.	0.200	12/6/21	23,000,000	22,996,237
Enbridge US, Inc.	0.190	11/24/21	8,676,000	8,675,085
Enbridge US, Inc.	0.190	11/19/21	12,500,000	12,498,979
Enel Finance America, LLC	0.300	1/28/22	23,150,000	23,138,238
Enel Finance America, LLC	0.290	1/12/22	44,000,000	43,983,042
Energy Transfer LP	0.350	11/2/21	50,000,000	49,999,514
Energy Transfer LP	0.350	11/1/21	63,275,000	63,273,397
Fidelity National Information Services, Inc.	0.220	11/29/21	23,000,000	22,997,009
Fidelity National Information Services, Inc.	0.210	11/16/21	48,500,000	48,496,726
Fidelity National Information Services, Inc.	0.220	11/15/21	6,000,000	5,999,623
Fidelity National Information Services, Inc.	0.200	11/3/21	28,000,000	27,999,506
Fidelity National Information Services, Inc.	0.200	11/2/21	14,000,000	13,999,804
Fiserv, Inc.	0.150	11/2/21	20,000,000	19,999,676
FMC Corp.	0.427	11/5/21	102,000,000	101,991,472
FMC Corp.	0.377	11/1/21	42,600,000	42,598,434
General Motors Financial Co., Inc.	0.401	2/28/22	14,000,000	13,980,690
General Motors Financial Co., Inc.	0.360	2/17/22	19,500,000	19,476,010
General Motors Financial Co., Inc.	0.360	2/14/22	32,500,000	32,461,390
General Motors Financial Co., Inc.	0.360	2/3/22	9,500,000	9,489,873
General Motors Financial Co., Inc.	0.360	2/2/22	22,750,000	22,726,643
General Motors Financial Co., Inc.	0.360	1/25/22	6,000,000	5,994,456
General Motors Financial Co., Inc.	0.360	1/18/22	14,500,000	14,487,896
General Motors Financial Co., Inc.	0.360	1/11/22	4,500,000	4,496,633
General Motors Financial Co., Inc.	0.350	1/13/22	19,000,000	18,985,319
General Motors Financial Co., Inc.	0.340	11/8/21	14,250,000	14,248,911
Glencore Funding, LLC	0.230	12/9/21	55,250,000	55,232,255
Glencore Funding, LLC	0.230	12/8/21	10,000,000	9,996,867
Glencore Funding, LLC	0.230	11/4/21	22,000,000	21,999,472
Glencore Funding, LLC	0.220	12/15/21	18,000,000	17,993,397
Glencore Funding, LLC	0.220	12/10/21	23,500,000	23,492,296
Glencore Funding, LLC	0.210	11/17/21	15,600,000	15,598,164
Healthpeak Properties, Inc.	0.200	11/30/21	32,000,000	31,994,852
Healthpeak Properties, Inc.	0.170	11/10/21	28,000,000	27,998,507
Healthpeak Properties, Inc.	0.170	11/9/21	12,000,000	11,999,413
Healthpeak Properties, Inc.	0.170	11/2/21	62,000,000	61,998,898
HSBC USA, Inc.	0.370	3/24/22	48,000,000	48,038,928
HSBC USA, Inc.	0.330	7/8/22	46,750,000	46,792,776
Humana, Inc.	0.240	12/13/21	28,000,000	27,995,100
Humana, Inc.	0.240	12/2/21	6,500,000	6,499,141
Humana, Inc.	0.190	11/10/21	25,500,000	25,498,997
Hyundai Capital America (South Korea)	0.200	11/29/21	23,500,000	23,497,552
Ingredion, Inc.	0.223	11/9/21	77,500,000	77,496,448
Ingredion, Inc.	0.200	12/13/21	40,000,000	39,987,480
Ingredion, Inc.	0.160	11/5/21	5,000,000	4,999,854
Intercontinental Exchange, Inc.	0.230	12/1/21	20,000,000	19,995,020
Intercontinental Exchange, Inc.	0.190	11/5/21	43,000,000	42,997,850
Intercontinental Exchange, Inc.	0.170	11/9/21	10,000,000	9,999,200
Intercontinental Exchange, Inc.	0.174	11/4/21	28,000,000	27,998,796
Intercontinental Exchange, Inc.	0.160	11/2/21	33,000,000	32,999,043
International Flavors & Fragrances, Inc.	0.350	12/21/21	23,500,000	23,494,084
International Flavors & Fragrances, Inc.	0.300	12/10/21	36,000,000	35,993,364
International Flavors & Fragrances, Inc.	0.300	11/23/21	46,750,000	46,745,325
Intesa Sanpaolo Funding, LLC (Spain)	0.240	11/26/21	20,000,000	19,992,393
Intesa Sanpaolo Funding, LLC (Spain)	0.240	11/23/21	45,000,000	44,984,781
Intesa Sanpaolo Funding, LLC (Spain)	0.240	11/22/21	17,000,000	16,994,492
Nasdaq, Inc.	0.220	11/29/21	51,975,000	51,962,021
Nutrien, Ltd. (Canada)	0.150	11/8/21	28,000,000	27,998,600
ONEOK, Inc.	0.270	11/9/21	23,250,000	23,247,705
PPG Industries, Inc.	0.170	11/23/21	30,000,000	29,997,000
PPG Industries, Inc.	0.170	11/15/21	65,000,000	64,995,917
Realty Income Corp.	0.170	11/23/21	23,250,000	23,247,223
Realty Income Corp.	0.170	11/15/21	48,000,000	47,995,852
Realty Income Corp.	0.170	11/1/21	46,500,000	46,499,303
Societe Generale SA (France)	0.236	12/10/21	18,000,000	18,002,592
Societe Generale SA (France)	0.219	12/3/21	46,500,000	46,504,836
Suncor Energy, Inc. (Canada)	0.220	12/13/21	7,500,000	7,498,500
Suncor Energy, Inc. (Canada)	0.220	12/8/21	40,000,000	39,993,022
Suncor Energy, Inc. (Canada)	0.220	12/7/21	23,250,000	23,246,071
Suncor Energy, Inc. (Canada)	0.200	12/6/21	14,500,000	14,497,628
Telus Corp. (Canada)	0.170	11/18/21	39,000,000	38,997,010
Telus Corp. (Canada)	0.170	11/17/21	34,500,000	34,497,505
TransCanada PipeLines, Ltd. (Canada)	0.220	11/5/21	23,500,000	23,499,406
TransCanada PipeLines, Ltd. (Canada)	0.200	11/17/21	30,000,000	29,997,831
UDR, Inc.	0.160	11/8/21	33,000,000	32,998,808
Viatris, Inc.	0.380	11/19/21	48,500,000	48,488,409
Viatris, Inc.	0.380	11/10/21	32,500,000	32,496,371
Viatris, Inc.	0.380	11/3/21	14,000,000	13,999,403
VW Credit, Inc.	0.180	11/16/21	61,000,000	60,995,883
VW Credit, Inc.	0.180	11/9/21	22,014,000	22,013,126
VW Credit, Inc.	0.170	11/8/21	50,000,000	49,998,195
WEC Energy Group, Inc.	0.150	11/4/21	26,000,000	25,999,437
Welltower, Inc.	0.160	11/10/21	28,000,000	27,998,787
Welltower, Inc.	0.160	11/5/21	24,525,000	24,524,380
Welltower, Inc.	0.160	11/4/21	15,000,000	14,999,678
Welltower, Inc.	0.150	11/1/21	15,000,000	14,999,845
Westpac Banking Corp. (Australia)	0.154	3/11/22	46,750,000	46,757,723
Westpac Banking Corp. (Australia)	0.148	11/24/21	46,500,000	46,502,679
Westpac Banking Corp. (Australia)	0.148	11/24/21	16,000,000	16,000,922

Total commercial paper (cost $3,990,708,218)				$3,990,807,887

ASSET-BACKED SECURITIES (10.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$36,188,000	$36,235,044
American Express Credit Account Master Trust Ser. 19-1, Class A, 2.87%, 10/15/24	32,889,000	33,213,417
Bank of The West Auto Trust 144A Ser. 19-1, Class A3, 2.43%, 4/15/24	9,681,148	9,758,501
BMW Vehicle Lease Trust Ser. 21-2, Class A2, 0.19%, 11/27/23	11,000,000	10,990,236
BMW Vehicle Owner Trust Ser. 20-A, Class A2, 0.39%, 2/27/23	416,873	416,940
Canadian Pacer Auto Receivables Trust 144A
Ser. 20-1A, Class A2A, 1.77%, 11/21/22 (Canada)	106,933	107,014
Ser. 21-1A, Class A2A, 0.24%, 10/19/23 (Canada)	6,500,000	6,497,667
Capital One Multi-Asset Execution Trust
Ser. 19-A1, Class A1, 2.84%, 12/15/24	30,000,000	30,227,340
FRB Ser. 17-A2, Class A2, (1 Month US LIBOR + 0.41%), 0.50%, 1/15/25	14,850,000	14,872,279
Capital One Prime Auto Receivables Trust Ser. 20-1, Class A3, 1.60%, 11/15/24	12,396,777	12,504,579
CarMax Auto Owner Trust
Ser. 18-4, Class A3, 3.36%, 9/15/23	9,357,889	9,453,507
Ser. 19-1, Class A3, 3.05%, 3/15/24	3,943,043	3,986,125
Ser. 19-3, Class A3, 2.18%, 8/15/24	11,450,751	11,580,728
Ser. 20-1, Class A3, 1.89%, 12/16/24	16,120,000	16,312,167
Ser. 20-1, Class A2, 1.87%, 4/17/23	513,187	513,585
Ser. 20-3, Class A3, 0.62%, 3/17/25	19,000,000	19,034,257
Ser. 21-1, Class A2A, 0.22%, 2/15/24	2,128,128	2,128,320
Carvana Auto Receivables Trust Ser. 20-P1, Class A2, 0.28%, 11/8/23	3,916,232	3,916,198
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class A, 0.898%, 6/25/36(WAC)	8,226,223	8,226,223
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB5, Class A, 0.801%, 2/25/31(WAC)	16,066,381	15,829,627
Discover Card Execution Note Trust Ser. 17-A2, Class A2, 2.39%, 7/15/24	15,481,000	15,552,631
Finance of America HECM Buyout 144A Ser. 21-HB1, Class A, 0.875%, 2/25/31(WAC)	7,613,236	7,613,236
Ford Credit Auto Owner Trust
Ser. 18-A, Class A4, 3.16%, 10/15/23	2,791,216	2,808,556
Ser. 19-B, Class A3, 2.23%, 10/15/23	6,985,279	7,036,146
Ser. 20-A, Class A3, 1.04%, 8/15/24	32,278,932	32,433,549
Ser. 20-B, Class A2, 0.50%, 2/15/23	1,149,879	1,150,017
Ser. 21-A, Class A2, 0.17%, 10/15/23	17,759,253	17,754,753
Ford Credit Floorplan Master Owner Trust Ser. 20-1, Class A1, 0.70%, 9/15/25	31,000,000	30,984,996
General Motors Financial Floorplan Owner Revolving Trust 144A Ser. 20-1, Class A, 0.68%, 8/15/25	26,500,000	26,459,959
GM Financial Automobile Leasing Trust
Ser. 20-3, Class A3, 0.45%, 8/21/23	59,271,000	59,327,681
Ser. 20-3, Class A2A, 0.35%, 11/21/22	5,628,794	5,628,400
Ser. 21-3, Class A2, 0.24%, 12/20/23	4,050,000	4,045,424
GM Financial Consumer Automobile Receivables Trust
Ser. 18-4, Class A3, 3.21%, 10/16/23	7,302,060	7,357,775
Ser. 18-3, Class A3, 3.02%, 5/16/23	1,223,886	1,230,589
Ser. 20-4, Class A3, 0.38%, 8/18/25	3,000,000	3,000,744
Ser. 20-3, Class A2, 0.35%, 7/17/23	2,212,053	2,212,366
Ser. 21-1, Class A2, 0.23%, 11/16/23	11,865,719	11,864,097
Golden Credit Card Trust 144A
Ser. 18-4A, Class A, 3.44%, 8/15/25	1,250,000	1,311,087
FRB Ser. 17-4A, Class A, (1 Month US LIBOR + 0.52%), 0.61%, 7/15/24	22,680,000	22,769,395
Harley-Davidson Motorcycle Trust Ser. 21-B, Class A2, 0.24%, 12/16/24	12,000,000	11,997,480
Honda Auto Receivables Owner Trust
Ser. 18-3, Class A3, 2.95%, 8/22/22	143,143	143,385
Ser. 19-2, Class A4, 2.54%, 3/21/25	8,000,000	8,155,971
Ser. 19-4, Class A3, 1.83%, 1/18/24	6,657,630	6,718,277
Ser. 20-2, Class A3, 0.82%, 7/15/24	12,500,000	12,544,700
Ser. 20-3, Class A3, 0.37%, 10/18/24	12,500,000	12,495,178
Ser. 21-2, Class A2, 0.17%, 11/15/23	10,000,000	9,997,916
Ser. 21-1, Class A2, 0.16%, 7/21/23	14,708,874	14,704,419
Hyundai Auto Lease Securitization Trust 144A Ser. 20-B, Class A2, 0.36%, 1/17/23	8,040,407	8,044,604
Hyundai Auto Receivables Trust Ser. 20-B, Class A2, 0.38%, 3/15/23	3,009,968	3,010,422
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.989%, 10/25/53	15,023,000	15,023,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.889%, 11/25/53	8,972,000	8,972,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.839%, 4/25/55	30,633,000	30,633,000
FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.789%, 2/25/55	26,582,000	26,582,000
Mercedes-Benz Auto Receivables Trust
Ser. 18-1, Class A3, 3.03%, 1/17/23	266,189	266,534
Ser. 19-1, Class A3, 1.94%, 3/15/24	21,509,434	21,670,034
Ser. 21-1, Class A2, 0.21%, 7/15/24	12,700,000	12,680,810
Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.084%, 8/10/23	27,573,000	27,604,792
FRB Ser. 21-S1, Class A1, (1 Month US LIBOR + 0.50%), 0.584%, 9/10/22	33,981,000	34,020,180
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.838%, 4/15/22	47,356,000	47,356,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.832%, 2/16/22	49,013,000	49,032,870
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.784%, 4/22/22	51,544,000	51,544,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.582%, 3/8/22	50,895,000	50,943,701
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.282%, 8/15/22	45,609,000	45,609,000
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	47,539,000	47,555,002
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.238%, 5/15/22	45,586,000	45,586,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.234%, 1/25/22	32,045,000	32,045,000
MSG III Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.836%, 6/25/54	11,886,000	11,886,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.839%, 5/25/55	17,008,000	17,025,331
Nissan Auto Lease Trust Ser. 20-B, Class A2, 0.34%, 12/15/22	11,450,384	11,454,494
Nissan Auto Receivables Owner Trust
Ser. 19-A, Class A3, 2.90%, 10/16/23	5,612,356	5,664,807
Ser. 19-B, Class A3, 2.50%, 11/15/23	12,414,861	12,530,225
Ser. 19-C, Class A3, 1.93%, 7/15/24	15,736,164	15,873,462
Ser. 20-B, Class A3, 0.55%, 7/15/24	35,000,000	35,052,080
Santander Consumer Auto Receivables Trust 144A
Ser. 20-BA, Class A4, 0.54%, 4/15/25	8,925,000	8,931,310
Ser. 21-AA, Class A2, 0.23%, 11/15/23	4,979,882	4,979,951
Santander Retail Auto Lease Trust 144A Ser. 20-B, Class A2, 0.42%, 11/20/23	5,050,893	5,052,680
Securitized Term Auto Receivables Trust 144A Ser. 19-1A, Class A3, 2.986%, 2/27/23 (Canada)	1,702,170	1,710,862
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.889%, 4/25/22	51,131,000	51,131,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	48,657,000	48,657,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.789%, 3/25/54	31,964,000	31,964,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 0.78%, 12/8/22	16,942,000	16,942,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.739%, 1/26/54	31,964,000	31,964,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.698%, 11/7/22	49,135,000	49,135,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.689%, 1/25/46	1,147,985	1,145,207
Toyota Auto Receivables Owner Trust
Ser. 18-D, Class A4, 3.30%, 2/15/24	2,200,000	2,252,028
Ser. 18-C, Class A4, 3.13%, 2/15/24	6,852,000	6,961,606
Ser. 18-C, Class A3, 3.02%, 12/15/22	2,707,511	2,717,079
Ser. 19-B, Class A3, 2.57%, 8/15/23	909,918	917,843
Ser. 17-D, Class A4, 2.12%, 2/15/23	1,257,486	1,258,495
Ser. 20-B, Class A3, 1.36%, 8/15/24	35,000,000	35,256,830
Ser. 20-C, Class A2, 0.36%, 2/15/23	3,259,828	3,260,148
Ser. 21-C, Class A2, 0.20%, 5/15/24	5,900,000	5,898,991
Ser. 21-A, Class A2, 0.16%, 7/17/23	10,522,097	10,521,339
UNIFY Auto Receivables Trust 144A Ser. 21-1A, Class A2, 0.39%, 2/15/24	15,517,471	15,523,057
Volkswagen Auto Loan Enhanced Trust Ser. 20-1, Class A3, 0.98%, 11/20/24	9,540,337	9,581,277
World Omni Auto Receivables Trust
Ser. 18-C, Class A3, 3.13%, 11/15/23	8,170,686	8,231,018
Ser. 18-A, Class A, 2.50%, 4/17/23	383,092	384,042
Ser. 21-A, Class A2, 0.17%, 2/15/24	19,613,585	19,602,502

Total asset-backed securities (cost $1,626,537,847)		$1,624,747,094

MORTGAGE-BACKED SECURITIES (4.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 1619, Class PZ, 6.50%, 11/15/23	$11,615	$12,082
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	76,203	86,070
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	26,747	30,390
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	8,244	8,847
REMICs Ser. 3611, PO, zero %, 7/15/34	25,365	23,649
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	5,705	6,082
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	24,514	25,214
REMICs FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%), 0.589%, 8/25/40	260,206	257,487
REMICs FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%), 0.439%, 8/25/36	167,832	168,475
REMICs FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%), 0.339%, 10/25/31	360,975	362,138
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	6,896	7,372

		987,806
Residential mortgage-backed securities (non-agency) (4.6%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R5, Class M1, (1 Month US LIBOR + 0.87%), 0.959%, 7/25/34	546,483	540,960
FRB Ser. 05-R7, Class M2, (1 Month US LIBOR + 0.75%), 0.839%, 9/25/35	306,437	306,478
FRB Ser. 05-R11, Class M2, (1 Month US LIBOR + 0.71%), 0.794%, 1/25/36	6,056,467	6,055,962
FRB Ser. 05-R9, Class M1, (1 Month US LIBOR + 0.71%), 0.794%, 11/25/35	10,095,609	10,095,608
Angel Oak Mortgage Trust I, LLC 144A
Ser. 19-1, Class A1, 3.92%, 11/25/48(WAC)	4,093,451	4,133,976
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48(WAC)	2,993,096	2,993,390
Ser. 19-4, Class A1, 2.993%, 7/26/49(WAC)	8,692,879	8,694,618
Angel Oak Mortgage Trust LLC 144A Ser. 20-3, Class A1, 1.691%, 4/25/65(WAC)	21,442,748	21,597,136
Arroyo Mortgage Trust 144A
Ser. 19-2, Class A1, 3.347%, 4/25/49(WAC)	7,149,437	7,201,101
Ser. 19-3, Class A1, 2.962%, 10/25/48(WAC)	9,250,936	9,298,090
Bear Stearns Asset Backed Securities I Trust FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR + 1.00%), 1.089%, 10/25/37	2,319,372	2,319,904
Bellemeade Re, Ltd. 144A FRB Ser. 18-1A, Class M1B, (1 Month US LIBOR + 1.60%), 1.689%, 4/25/28 (Bermuda)	4,534,869	4,551,322
BRAVO Residential Funding Trust 144A
Ser. 19-1, Class A1C, 3.50%, 3/25/58	3,560,635	3,606,340
Ser. 19-NQM2, Class A1, 2.748%, 11/25/59(WAC)	10,209,831	10,361,958
Ser. 19-NQM1, Class A1, 2.666%, 7/25/59(WAC)	6,361,726	6,376,096
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60(WAC)	10,203,648	10,255,850
Ser. 21-NQM2, Class A1, 0.97%, 3/25/60(WAC)	15,295,637	15,278,904
Ser. 21-NQM1, Class A1, 0.941%, 2/25/49(WAC)	6,512,689	6,492,441
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR + 0.75%), 0.799%, 1/25/70	14,967,229	15,084,886
Carrington Mortgage Loan Trust FRB Ser. 06-RFC1, Class A4, (1 Month US LIBOR + 0.48%), 0.569%, 3/25/36	2,501,314	2,493,773
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3, (1 Month US LIBOR + 1.45%), 1.539%, 10/25/37	781,905	784,242
Citigroup Mortgage Loan Trust 144A Ser. 19-IMC1, Class A1, 2.72%, 7/25/49(WAC)	1,062,405	1,064,840
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH1, Class M4, (1 Month US LIBOR + 0.75%), 0.839%, 1/25/36	1,761,366	1,761,664
COLT Funding, LLC 144A Ser. 21-3R, Class A1, 1.051%, 12/25/64(WAC)	5,572,609	5,544,746
COLT Mortgage Loan Trust 144A
FRB Ser. 20-1, Class A1, 2.488%, 2/25/50(WAC)	4,191,873	4,191,852
Ser. 20-1R, Class A1, 1.255%, 9/25/65(WAC)	4,184,745	4,202,321
Ser. 21-HX1, Class A1, 1.11%, 10/25/66(WAC)	24,952,957	24,952,957
Countrywide Asset-Backed Certificates
FRB Ser. 05-BC3, Class M4, (1 Month US LIBOR + 1.50%), 1.589%, 6/25/35	1,353,916	1,357,043
FRB Ser. 05-BC5, Class M3, (1 Month US LIBOR + 0.75%), 0.839%, 1/25/36	800,513	800,610
Countrywide Asset-Backed Certificates Trust FRB Ser. 05-BC4, Class M6, (1 Month US LIBOR + 1.05%), 1.139%, 8/25/35	43,382	43,376
Credit Suisse Mortgage Capital Certificates 144A
Ser. 20-SPT1, Class A2, 2.229%, 4/25/65	6,500,000	6,607,653
FRB Ser. 20-SPT1, Class A1, 1.616%, 4/25/65	6,271,587	6,283,481
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 2.24%, 2/25/50(WAC)	17,432,001	17,533,396
Credit-Based Asset Servicing and Securitization, LLC FRB Ser. 05-CB7, Class M1, (1 Month US LIBOR + 0.62%), 0.704%, 11/25/35	1,131,891	1,128,025
CSMC Trust 144A
Ser. 15-2R, Class 7A3, 2.688%, 8/27/36(WAC)	1,494,388	1,502,803
Ser. 19-NQM1, Class A1, 2.656%, 10/25/59	8,957,584	9,050,535
CWABS Asset-Backed Certificates Trust
FRB Ser. 04-10, Class MV3, (1 Month US LIBOR + 1.13%), 1.214%, 12/25/34	3,120,031	3,121,401
FRB Ser. 05-3, Class MV5, (1 Month US LIBOR + 1.01%), 1.094%, 8/25/35	549,324	549,060
FRB Ser. 05-4, Class MV4, (1 Month US LIBOR + 0.96%), 1.049%, 10/25/35	199,358	199,428
FRB Ser. 04-AB2, Class M2, (1 Month US LIBOR + 0.86%), 0.944%, 5/25/36	368,026	368,026
Deephaven Residential Mortgage Trust 144A Ser. 19-4A, Class A1, 2.791%, 10/25/59(WAC)	1,891,047	1,891,047
Ellington Financial Mortgage Trust 144A
Ser. 19-2, Class A1, 2.739%, 11/25/59(WAC)	6,005,728	6,067,706
Ser. 20-2, Class A1, 1.178%, 10/25/65(WAC)	3,109,501	3,114,477
Encore Credit receivables Trust
FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%), 0.854%, 10/25/35	1,243,201	1,241,385
FRB Ser. 05-4, Class M3, (1 Month US LIBOR + 0.71%), 0.794%, 1/25/36	5,534,289	5,538,639
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, (1 Month US LIBOR + 0.48%), 0.809%, 4/25/35	1,097,642	1,097,291
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.839%, 10/25/24	558,966	561,926
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 4.189%, 8/25/24	653,379	658,687
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.889%, 3/25/29	3,539,183	3,657,641
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2AS, (1 Month US LIBOR + 1.05%), 1.139%, 12/25/29	23,252,488	23,279,652
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 0.839%, 3/25/30	125,821	125,841
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AR, (1 Month US LIBOR + 0.75%), 0.839%, 3/25/30	13,169,500	13,094,347
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 1.339%, 2/25/47	5,134,207	5,142,738
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.089%, 2/25/47	14,000,000	14,016,552
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M1, (1 Month US LIBOR + 0.80%), 0.889%, 12/25/30	187,187	187,304
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%), 0.839%, 10/25/48	49,225	49,257
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 0.839%, 9/25/48	4,263	4,262
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.839%, 8/25/28	9,580,994	10,143,412
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.089%, 9/25/28	10,639,234	11,121,059
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.089%, 7/25/25	736,490	741,439
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.339%, 1/25/29	2,845,981	2,950,616
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2A, (1 Month US LIBOR + 4.25%), 4.339%, 1/25/29	1,003,403	1,012,572
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.089%, 5/25/25	957,799	963,139
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 2.989%, 7/25/24	2,961,795	3,007,140
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 2.689%, 5/25/24	889,650	904,553
First Franklin Mortgage Loan Trust
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR + 0.87%), 0.959%, 9/25/34	559,437	557,112
FRB Ser. 05-FFH4, Class M1, (1 Month US LIBOR + 0.72%), 0.809%, 12/25/35	230,194	227,892
FRB Ser. 05-FF9, Class A4, (1 Month US LIBOR + 0.72%), 0.809%, 10/25/35	828,884	828,767
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR + 0.68%), 0.764%, 11/25/36	309,394	308,640
FRB Ser. 06-FF3, Class A2C, (1 Month US LIBOR + 0.58%), 0.669%, 2/25/36	5,707,400	5,710,900
FRB Ser. 06-FF7, Class 1A, (1 Month US LIBOR + 0.28%), 0.369%, 5/25/36	7,028,610	6,974,222
FWD Securitization Trust 144A
Ser. 19-INV1, Class A1, 2.81%, 6/25/49(WAC)	5,737,022	5,845,583
FRB Ser. 20-INV1, Class A1, 2.24%, 1/25/50(WAC)	4,671,797	4,706,835
Galton Funding Mortgage Trust 144A
Ser. 19-2, Class A22, 3.50%, 6/25/59(WAC)	6,653,836	6,729,977
Ser. 19-H1, Class A1, 2.657%, 10/25/59(WAC)	918,749	935,291
GCAT Trust 144A
Ser. 19-NQM2, Class A1, 2.855%, 9/25/59	8,211,469	8,207,950
Ser. 19-NQM3, Class A1, 2.686%, 11/25/59(WAC)	4,380,712	4,431,834
GCAT, LLC 144A Ser. 19-NQM1, Class A1, 2.985%, 2/25/59	8,449,639	8,445,825
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60(WAC)	3,043,440	3,049,356
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.86%), 0.949%, 6/25/35	2,094,909	2,094,909
FRB Ser. 06-2, Class 2A4, (1 Month US LIBOR + 0.62%), 0.709%, 12/25/35	5,140,802	5,176,901
GSAMP Trust FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR + 0.23%), 0.319%, 10/25/46	467,315	448,342
Home Equity Asset Trust
FRB Ser. 06-1, Class M2, (1 Month US LIBOR + 0.46%), 0.779%, 4/25/36	5,295,468	5,294,129
FRB Ser. 06-4, Class 1A1, (1 Month US LIBOR + 0.16%), 0.409%, 8/25/36	3,689,026	3,678,344
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.689%, 10/25/28 (Bermuda)	2,462,849	2,467,613
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1, (1 Month US LIBOR + 0.54%), 0.629%, 10/25/35	2,730,128	2,726,686
Homeward Opportunities Fund I Trust 144A
Ser. 18-2, Class A1, 3.985%, 11/25/58(WAC)	3,107,979	3,113,858
Ser. 19-3, Class A1, 2.675%, 11/25/59(WAC)	5,352,091	5,375,286
Ser. 20-2, Class A1, 1.657%, 5/25/65(WAC)	4,966,868	4,971,318
JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH2, Class MV1, (1 Month US LIBOR + 0.28%), 0.369%, 1/25/37	6,660,000	6,640,940
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	2,263,078	2,266,804
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class M1, (1 Month US LIBOR + 0.75%), 0.839%, 2/25/34	402,443	402,780
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (1 Month US LIBOR + 0.58%), 0.669%, 12/25/35	560,644	552,851
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-AR1, Class M1, (1 Month US LIBOR + 0.75%), 0.839%, 6/25/36	367,094	367,109
MFA Trust 144A Ser. 21-NQM1, Class A1, 1.153%, 4/25/65(WAC)	13,675,874	13,648,960
MFRA Trust 144A Ser. 20-NQM1, Class A1, 1.479%, 3/25/65(WAC)	2,865,005	2,873,981
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (1 Month US LIBOR + 0.57%), 0.659%, 12/25/35	7,166,913	7,170,569
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (1 Month US LIBOR + 0.32%), 0.409%, 4/25/37	6,651,966	6,630,594
New Century Home Equity Loan Trust FRB Ser. 05-C, Class A2D, (1 Month US LIBOR + 0.68%), 0.769%, 12/25/35	1,876,496	1,876,283
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59(WAC)	4,004,061	4,036,494
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60(WAC)	2,382,819	2,415,702
FRB Ser. 18-4A, Class 4A, (1 Month US LIBOR + 0.75%), 0.839%, 1/25/48	6,085,937	6,077,800
Nomura Home Equity Loan, Inc./Home Equity Loan Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR + 0.74%), 0.824%, 5/25/35	539,929	538,551
OBX Trust 144A Ser. 20-EXP2, Class A3, 2.50%, 5/25/60(WAC)	20,502,121	20,689,268
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (1 Month US LIBOR + 0.90%), 0.989%, 1/25/60	963,453	961,746
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Asset Backed Pass-Through Certificates FRB Ser. 04-MHQ1, Class M3, (1 Month US LIBOR + 1.28%), 1.364%, 12/25/34	2,325,822	2,329,298
Radnor Re, Ltd. 144A FRB Ser. 19-1, Class M1B, (1 Month US LIBOR + 1.95%), 2.039%, 2/25/29 (Bermuda)	3,851,475	3,862,442
RASC Series Trust FRB Ser. 06-KS6, Class A4, (1 Month US LIBOR + 0.25%), 0.339%, 8/25/36	3,536,847	3,511,624
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS6, Class M4, (1 Month US LIBOR + 0.98%), 1.064%, 6/25/35	1,448,489	1,462,974
FRB Ser. 05-RS2, Class M4, (1 Month US LIBOR + 1.08%), 0.809%, 2/25/35	1,882,478	1,890,371
FRB Ser. 06-EFC2, Class A4, (1 Month US LIBOR + 0.22%), 0.309%, 12/25/36	1,164,651	1,160,206
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (1 Month US LIBOR + 0.75%), 1.214%, 2/25/35	1,697,423	1,682,398
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR + 0.90%), 0.989%, 11/25/34	2,490,276	2,483,546
FRB Ser. 06-KS3, Class M1, (1 Month US LIBOR + 0.33%), 0.584%, 4/25/36	2,707,909	2,716,693
FRB Ser. 06-KS7, Class A4, (1 Month US LIBOR + 0.24%), 0.329%, 9/25/36	394,254	392,786
Residential Mortgage Loan Trust 144A
Ser. 19-2, Class A1, 2.913%, 5/25/59(WAC)	1,067,458	1,068,557
Ser. 19-3, Class A1, 2.633%, 9/25/59(WAC)	5,223,721	5,244,757
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%), 0.569%, 1/25/36	5,823,040	5,796,034
SG Residential Mortgage Trust 144A Ser. 19-3, Class A1, 2.703%, 9/25/59(WAC)	381,981	382,519
Soundview Home Loan Trust
FRB Ser. 05-OPT3, Class M1, (1 Month US LIBOR + 0.47%), 0.794%, 11/25/35	6,134,413	6,138,384
FRB Ser. 06-OPT1, Class 2A4, (1 Month US LIBOR + 0.27%), 0.629%, 3/25/36	2,235,920	2,235,023
Starwood Mortgage Residential Trust 144A
FRB Ser. 18-IMC2, Class A1, 4.121%, 10/25/48(WAC)	5,182,712	5,193,129
FRB Ser. 20-2, Class A1, 2.718%, 4/25/60(WAC)	11,419,838	11,522,309
Ser. 19-INV1, Class A1, 2.61%, 9/27/49(WAC)	5,581,065	5,633,477
Ser. 21-4, Class A1, 1.162%, 8/25/56(WAC)	14,365,429	14,311,558
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65(WAC)	10,241,896	10,254,699
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%), 0.929%, 8/25/34	554,679	553,611
FRB Ser. 05-HE3, Class M1, (1 Month US LIBOR + 0.72%), 0.809%, 9/25/35	4,554,076	4,549,103
Structured Asset Investment Loan Trust 144A FRB Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%), 0.809%, 2/25/35	891,361	889,556
Structured Asset Securities Corp Mortgage Loan Trust FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR + 0.26%), 0.349%, 4/25/36	888,951	886,637
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (1 Month US LIBOR + 0.66%), 0.749%, 2/25/35	2,079,727	2,080,479
Structured Asset Securities Corp. Mortgage Loan Trust
FRB Ser. 05-NC2, Class M5, (1 Month US LIBOR + 0.93%), 1.019%, 5/25/35	2,900,000	2,905,195
FRB Ser. 05-NC2, Class M4, (1 Month US LIBOR + 0.71%), 0.794%, 5/25/35	1,123,105	1,123,837
FRB Ser. 06-WF1, Class M4, (1 Month US LIBOR + 0.65%), 0.734%, 2/25/36	1,953,000	1,956,014
Structured Asset Securities Corp. Mortgage Loan Trust 144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR + 0.60%), 0.689%, 7/25/36	185,805	185,745
Towd Point HE Trust 144A
FRB Ser. 19-HE1, Class A1, (1 Month US LIBOR + 0.90%), 0.989%, 4/25/48	3,198,077	3,198,118
Ser. 21-HE1, Class A1, 0.918%, 2/25/63(WAC)	12,308,459	12,384,021
Towd Point Mortgage Trust 144A
Ser. 15-2, Class 2M1, 3.75%, 11/25/57(WAC)	3,500,000	3,536,184
Ser. 18-1, Class A1, 3.00%, 1/25/58(WAC)	6,854,713	6,954,837
Ser. 17-3, Class A1, 2.75%, 7/25/57(WAC)	5,473,492	5,544,198
FRB Ser. 19-HY2, Class A1, (1 Month US LIBOR + 1.00%), 1.089%, 5/25/58	950,247	956,844
FRB Ser. 19-HY1, Class A1, (1 Month US LIBOR + 1.00%), 1.089%, 10/25/48	7,588,367	7,639,361
Verus Securitization Trust 144A
Ser. 19-INV2, Class A1, 2.913%, 7/25/59(WAC)	12,845,006	12,934,772
Ser. 19-3, Class A1, 2.784%, 7/25/59	3,628,660	3,637,747
Ser. 19-INV3, Class A1, 2.692%, 11/25/59(WAC)	4,560,562	4,625,479
Ser. 19-4, Class A1, 2.642%, 11/25/59	10,128,248	10,238,944
Ser. 20-1, Class A1, 2.417%, 1/25/60	2,569,076	2,594,653
Ser. 20-5, Class A1, 1.218%, 5/25/65	10,057,464	10,057,787
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-3, Class M6, (1 Month US LIBOR + 1.01%), 1.094%, 11/25/35	1,390,997	1,391,255

		708,914,097

Total mortgage-backed securities (cost $711,118,748)		$709,901,903

CERTIFICATES OF DEPOSIT (3.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of Montreal/Chicago, IL FRN (Canada)	0.168	3/16/22	$20,000,000	$20,002,928
Bank of Montreal/Chicago, IL FRN (Canada)	0.156	3/4/22	34,500,000	34,502,827
Credit Suisse AG/New York, NY FRN	0.300	7/19/22	23,250,000	23,219,269
Deutsche Bank AG/New York, NY FRN (Germany)	0.770	2/16/22	46,500,000	46,580,236
Morgan Stanley Bank, NA FRN	0.349	12/2/21	47,000,000	47,009,635
Natixis SA/New York, NY FRN (France)	0.300	12/10/21	32,500,000	32,508,036
Nordea Bank ABP/New York, NY FRN	0.447	11/19/21	57,000,000	57,010,866
Nordea Bank ABP/New York, NY FRN	0.366	1/28/22	20,585,000	20,600,729
Standard Chartered Bank/New York FRN	0.222	4/25/22	25,000,000	25,004,111
Standard Chartered Bank/New York FRN	0.182	3/18/22	49,000,000	49,001,289
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.491	11/5/21	38,000,000	38,001,350
Svenska Handelsbanken/New York, NY FRN (Sweden)	0.387	1/6/22	47,000,000	47,027,047
Toronto-Dominion Bank/NY FRN (Canada)	0.230	5/24/22	36,000,000	36,014,313

Total certificates of deposit (cost $476,347,676)				$476,482,636

REPURCHASE AGREEMENTS (0.6%)(a)
	Principal amount	Value
Interest in $25,000,000 tri-party term repurchase agreement dated 10/29/2021 with Royal Bank of Canada, 0.290% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.625% to 4.900% and due dates ranging from 1/24/2023 to 7/21/2052, valued at $26,250,823)(IR)(EG) (Canada)	$25,000,000	$25,000,000
Interest in $75,000,000 tri-party term repurchase agreement dated 10/29/2021 with BNP Paribas, 0.240% (collateralized by Corporate Debt Securities with coupon rates ranging from 1.605% to 7.500% and due dates ranging from 5/18/2023 to prepetual maturity, valued at $78,754,720)(IR)(EG) (France)	75,000,000	75,000,000

Total repurchase agreements (cost $100,000,000)		$100,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Federal Farm Credit Banks Funding Corporation unsec. FRB	0.707	11/7/22	$93,000,000	$93,389,002

Total U.S. government agency obligations (cost $93,000,000)				$93,389,002

ASSET-BACKED COMMERCIAL PAPER (0.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Romulus Funding Corp.	0.260	11/10/21	$10,000,000	$9,998,207

Total asset-backed commercial paper (cost $9,999,350)				$9,998,207

MUTUAL FUNDS (—%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.09%(AFF)	5,007	$5,007

Total mutual funds (cost $5,007)		$5,007

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (—%)
Federal National Mortgage Association Pass-Through Certificates
6.00%, 5/1/23	$156	$158
5.50%, 11/1/23	7	7

Total U.S. government and agency mortgage obligations (cost $176)		$165
TOTAL INVESTMENTS

Total investments (cost $15,683,362,622)		$15,690,357,570

	Key to holding's abbreviations
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through October 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $15,464,615,690.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/21
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$786,596,869	$786,591,862	$8,332	$5,007

	Total Short-term investments	$—	$786,596,869	$786,591,862	$8,332	$5,007
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.4%
	Canada	8.8
	United Kingdom	4.6
	Japan	3.0
	France	3.0
	Australia	2.4
	Netherlands	1.9
	Spain	1.5
	Italy	1.3
	Switzerland	1.3
	Sweden	1.3
	Germany	0.5
	Other	1.0

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $105,005,543 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$9,998,207	$—
Asset-backed securities	—	1,491,359,050	133,388,044
Certificates of deposit	—	476,482,636	—
Commercial paper	—	3,990,807,887	—
Corporate bonds and notes	—	8,685,025,669	—
Mortgage-backed securities	—	709,901,903	—
Mutual funds	—	5,007	—
Repurchase agreements	—	100,000,000	—
U.S. government agency obligations	—	93,389,002	—
U.S. government and agency mortgage obligations	—	165	—

Totals by level	$—	$15,556,969,526	$133,388,044

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of July 31, 2021	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of October 31, 2021
Asset-backed securities	$397,593,713	$—	$—	$74,032	$—	$(49,539,000)	$—	$(214,740,701)	$133,388,044

Totals	$397,593,713	$—	$—	$74,032	$—	$(49,539,000)	$—	$(214,740,701)	$133,388,044
† Transfers during the reporting period are accounted for using the end of period market value and include valuations where a secondary pricing source was obtained for certain securities.
# Includes $74,032 related to Level 3 securities still held at period end.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com